Segment and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of Operations of Company's Operating Segments	The following tables show the operations of the Company’s operating segments:

For the year ended December 31, 2019

	Commodities brokerage services	Subscription services and other related services	Hong Kong brokerage services	Consolidated
Net revenues	$—	$26,323,194	$15,802,418	$42,125,612
Less: intersegment sales	—	(6,603,751)	(3,071)	(6,606,822)
Net revenues from external customer	—	19,719,443	15,799,347	35,518,790
Cost of revenues	—	5,348,329	7,839,764	13,188,093
Less: intersegment cost of revenues	—	(213,958)	—	(213,958)
Cost of revenues after elimination	—	5,134,371	7,839,764	12,974,135
Operating expenses:
General and administrative	1,428,075	5,200,622	5,616,870	12,245,567
Product development	7,677	15,502,285	24,011	15,533,973
Sales and marketing	234,661	9,751,017	3,380,644	13,366,322
Total segments operating expenses	1,670,413	30,453,924	9,021,525	41,145,862
Less: intersegment operating expenses	—	(6,389,793)	(61,860)	(6,451,653)
Total operating expenses	1,670,413	24,064,131	8,959,665	34,694,209
Income (loss) from operations	$(1,670,413)	$(9,479,059)	$(1,000,082)	$(12,149,554)
Total segments assets	12,200,897	157,264,579	89,864,646	259,330,122
Less: intersegment asset.	(11,703,363)	(138,083,606)	(20,378,627)	(170,165,596)
Total assets	$497,534	$19,180,973	$69,486,019	$89,164,526

For the year ended December 31, 2018

	Commodities brokerage services	Subscription services and other related services	Hong Kong brokerage services	Consolidated
Net revenues	$49,960	$34,498,830	$22,440,556	$56,989,346
Less: intersegment sales	—	(11,414,814)	(96,606)	(11,511,420)
Net revenues from external customer	49,960	23,084,016	22,343,950	45,477,926
Cost of revenues	2,813	6,249,529	11,212,825	17,465,167
Less: intersegment cost of revenues	—	(623,252)	—	(623,252)
Cost of revenues after elimination	2,813	5,626,277	11,212,825	16,841,915
Operating expenses:
General and administrative	3,174,478	7,022,338	4,200,746	14,397,562
Product development	277,353	24,394,373	44,295	24,716,021
Sales and marketing	929,411	17,574,405	3,656,372	22,160,188
Total segments operating expenses	4,381,242	48,991,116	7,901,413	61,273,771
Less: intersegment operating expenses	—	(10,791,561)	(238,109)	(11,029,670)
Total operating expenses	4,381,242	38,199,555	7,663,304	50,244,101
Income (loss) from operations	$(4,334,095)	$(20,741,816)	$3,467,821	$(21,608,090)
Total segments assets	13,201,206	156,883,869	76,292,657	246,377,732
Less: intersegment asset.	(12,624,577)	(133,070,873)	(19,992,932)	(165,688,382)
Total assets	$576,629	$23,812,996	$56,299,725	$80,689,350

For the year ended December 31, 2017

	Commodities brokerage services	Subscription services and other related services	Hong Kong brokerage services	Consolidated
Net revenues	$3,698,857	$23,984,993	$25,497,974	$53,181,824
Less: intersegment sales	(1,110,431)	(9,232,502)	(216,241)	(10,559,174)
Net revenues from external customer	2,588,426	14,752,491	25,281,733	42,622,650
Cost of revenues	(60,504)	7,453,185	14,540,997	21,933,678
Less: intersegment cost of revenues	—	—	—	—
Cost of revenues after elimination	(60,504)	7,453,185	14,540,997	21,933,678
Operating expenses:
General and administrative	4,511,167	7,565,268	3,930,479	16,006,914
Product development	1,776,007	23,502,362	—	25,278,369
Sales and marketing	11,115,488	16,830,525	2,933,763	30,879,776
Loss from impairment of intangible assets	—	291,817	—	291,817
Total segments operating expenses	17,402,662	48,189,972	6,864,242	72,456,876
Less: intersegment operating expenses	(1,110,431)	(9,439,947)	(689,002)	(11,239,380)
Total operating expenses	16,292,231	38,750,025	6,175,240	61,217,496
Government subsidies	230,174	—	—	230,174
Income (loss) from operations	$(13,413,127)	$(31,450,719)	$4,565,496	$(40,298,350)
Total segments assets	21,569,350	187,122,375	89,004,771	297,696,496
Less: intersegment asset.	(13,995,983)	(149,214,015)	(19,882,645)	(183,092,643)
Total assets	$7,573,367	$37,908,360	$69,122,126	$114,603,853

Schedule of Revenue From External Customers

The Company derives revenue from external customers for each of the following services during the years presented:

	Years ended December 31,
	2017	2018	2019
Commodities brokerage services revenues	$2,588,426	$49,960	$—
Financial information and advisory services revenues	10,271,822	14,891,267	10,674,164
Advertising revenues	3,588,499	7,312,947	8,310,150
Hong Kong brokerage services revenues	25,281,733	22,343,950	15,799,347
Others	892,170	879,802	735,129
Total revenue from external customers	$42,622,650	$45,477,926	$35,518,790